Accounting Principles - Summary of Revenue from Contract with Customers of the Financial Statements (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016		Jan. 01, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total non-current assets	$ 13,199		$ 9,661			$ 18,935		$ 7,451
Deferred revenues and contract liabilities	20,754		27,975			40,615		61,357
Total current assets	487,641		323,221			312,497		363,863
Total Deferred revenue and contract liabilities	20,754		27,975			40,615		61,357
TOTAL ASSETS	500,840		332,882			331,432		371,314
Share capital	2,765		2,367			2,332		2,323
Premiums related to the share capital	828,525		614,037			568,185		509,938	$ 509,938
Treasury share reserve			(297)			(416)		(279)
Currency translation adjustment	(16,668)		1,834			(22,174)		(17,819)
Retained earnings (deficit)	(326,628)		(253,702)			(209,650)		(185,120)
Net income (loss)	(78,693)		(99,368)			(67,255)		(24,571)
Total shareholders' equity - Group Share	409,301		264,872			272,795		284,471
Non-controllinginterests	40,970		19,113			1,875		789
Equity	450,272	$ 285,904	283,985	[1]	$ 274,671	272,984	[1]	285,260	285,260	[1]
Total non-current liabilities	3,699		3,443			590		548
Current liabilities
Current financial liabilities	333		21			1,730		2,091
Trade payables	15,883		9,460			9,722		7,197
Deferred revenues and contract liabilities	20,754		27,975			40,615		61,357
Current provisions	1,530		1,427			594		1,038
Other current liabilities	8,369		6,570			5,196		13,823
Total current liabilities	46,869		45,453			56,171		85,506
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	500,840		332,882			331,432		371,314
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Equity	$ 2,765	$ 2,367	$ 2,367	[1]	$ 2,332	$ 2,332	[1]	$ 2,323	$ 2,323	[1]
Equity, shares	42,430,069	35,960,062	35,960,062	[1]	35,335,060	35,335,060	[1]	35,178,614	35,178,614	[1]
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Equity	$ 828,525	$ 614,037	$ 614,037	[1]	$ 568,185	$ 568,185	[1]	$ 509,938	$ 509,938	[1]
Treasury Shares [member]
Disclosure of classes of share capital [line items]
Equity		(297)	(297)	[1]	(416)	(416)	[1]	(279)	(279)	[1]
Currency Translation Adjustment [member]
Disclosure of classes of share capital [line items]
Equity	(16,668)	1,978	1,835	[1]	(22,174)	(22,085)	[1]	(17,853)	(17,819)	[1]
Retained Earnings (Deficit) [member]
Disclosure of classes of share capital [line items]
Equity	(326,628)	(251,927)	(253,702)	[1]	(207,875)	(209,651)	[1]	(185,120)	(185,120)	[1]
Income (Loss) [member]
Disclosure of classes of share capital [line items]
Equity	(78,693)	(99,368)	(99,368)	[1]	(67,255)	(67,255)	[1]	(22,796)	(24,571)	[1]
Attributable to Shareholders of Cellectis [member]
Disclosure of classes of share capital [line items]
Equity	409,301	266,791	264,873	[1]	272,795	271,109	[1]	286,212	284,471	[1]
Non controlling Interests [member]
Disclosure of classes of share capital [line items]
Equity	$ 40,970	19,113	19,113	[1]	1,876	1,876	[1]	789	$ 789	[1]
Previously stated [member]
Disclosure of classes of share capital [line items]
Total non-current assets			9,661			18,935		7,451
Deferred revenues and contract liabilities			26,056			38,929		59,615
Total current assets			323,221			312,498		363,863
Total Deferred revenue and contract liabilities			26,056			38,929		59,615
TOTAL ASSETS			332,882			331,432		371,314
Share capital			2,367			2,332		2,323
Premiums related to the share capital			614,037			568,185		509,938
Treasury share reserve			(297)			(416)		(279)
Currency translation adjustment			1,978			(22,085)		(17,853)
Retained earnings (deficit)			(251,927)			(207,875)		(185,120)
Net income (loss)			(99,368)			(67,255)		(22,796)
Total shareholders' equity - Group Share			266,791			272,795		286,212
Non-controllinginterests			19,113			1,876		789
Equity		283,986	285,904		272,984	274,671		287,002
Total non-current liabilities			3,443			590		548
Current liabilities
Current financial liabilities			21			1,730		2,091
Trade payables			9,460			9,722		7,197
Deferred revenues and contract liabilities			26,056			38,929		59,615
Current provisions			1,427			594		1,038
Other current liabilities			6,570			5,196		13,823
Total current liabilities			43,534			56,171		83,765
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			332,882			331,432		371,314
Previously stated [member] | Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Equity		$ 2,367			$ 2,332			$ 2,323
Equity, shares		35,960,062			35,335,060			35,178,614
Previously stated [member] | Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Equity		$ 614,037			$ 568,185			$ 509,938
Previously stated [member] | Treasury Shares [member]
Disclosure of classes of share capital [line items]
Equity		(297)			(416)			(279)
Previously stated [member] | Currency Translation Adjustment [member]
Disclosure of classes of share capital [line items]
Equity		1,835			(22,085)			(17,819)
Previously stated [member] | Retained Earnings (Deficit) [member]
Disclosure of classes of share capital [line items]
Equity		(253,702)			(209,651)			(185,120)
Previously stated [member] | Income (Loss) [member]
Disclosure of classes of share capital [line items]
Equity		(99,368)			(67,255)			(24,571)
Previously stated [member] | Attributable to Shareholders of Cellectis [member]
Disclosure of classes of share capital [line items]
Equity		264,873			271,109			284,471
Previously stated [member] | Non controlling Interests [member]
Disclosure of classes of share capital [line items]
Equity		19,113			1,876			789
Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of classes of share capital [line items]
Deferred revenues and contract liabilities			1,919			1,686		1,742
Total Deferred revenue and contract liabilities			1,919			1,686		1,742
Currency translation adjustment			(144)			89		34
Retained earnings (deficit)			(1,775)			(1,775)
Net income (loss)								(1,775)
Total shareholders' equity - Group Share			(1,919)			(1,686)		(1,742)
Equity		(1,919)	(1,919)		(1,686)	(1,686)		(1,742)
Current liabilities
Deferred revenues and contract liabilities			1,919			1,686		1,742
Total current liabilities			$ 1,919			$ 1,686		1,742
Increase (Decrease) Due to Application of IFRS 15 [member] | Currency Translation Adjustment [member]
Disclosure of classes of share capital [line items]
Equity		(143)			89			34
Increase (Decrease) Due to Application of IFRS 15 [member] | Retained Earnings (Deficit) [member]
Disclosure of classes of share capital [line items]
Equity		(1,775)			(1,775)
Increase (Decrease) Due to Application of IFRS 15 [member] | Income (Loss) [member]
Disclosure of classes of share capital [line items]
Equity								(1,775)
Increase (Decrease) Due to Application of IFRS 15 [member] | Attributable to Shareholders of Cellectis [member]
Disclosure of classes of share capital [line items]
Equity		$ (1,919)			$ (1,686)			$ (1,742)

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.